Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ 552.1	$ (466.4)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depletion and depreciation	225.3	273.1
Share-based compensation expenses	5.4	5.5
Impairment losses		1,173.3
Gain on disposal of royalty interests	(0.3)	(3.7)
Unrealized foreign exchange loss (gain)	12.9	(2.8)
Deferred income tax expense	66.3	26.6
Other non-cash items	(6.1)	(3.7)
Gold and silver bullion from royalties received in-kind	(72.7)	(56.2)
Proceeds from sale of gold and sliver bullion	42.6	36.8
Changes in other assets	(17.4)	2.6
Operating cash flows before changes in non-cash working capital	808.1	985.1
Changes in non-cash working capital:
(Increase) decrease in receivables	(40.8)	24.7
Decrease (increase) in stream inventory, prepaid expenses and other	15.6	(8.0)
Increase (decrease) in current liabilities	46.6	(10.6)
Net cash provided by operating activities	829.5	991.2
Cash flows used in investing activities
Acquisition of royalty, stream and working interests	(406.0)	(520.0)
Advances of loans receivable	(118.2)	(18.7)
Acquisition of investments	(74.5)	(9.8)
Proceeds from repayment of loan receivable	28.9
Proceeds from sale of investments	23.3	2.0
Proceeds from disposal of royalty interests	11.2	7.0
Acquisition of energy well equipment	(1.8)	(1.6)
Acquisition of property and equipment	(0.2)
Net cash used in investing activities	(537.3)	(541.1)
Cash flows used in financing activities
Payment of dividends	(242.4)	(233.0)
Proceeds from exercise of stock options	2.8	2.9
Revolving credit facility amendment costs	(0.8)
Net cash used in financing activities	(240.4)	(230.1)
Effect of exchange rate changes on cash and cash equivalents	(22.4)	5.4
Net change in cash and cash equivalents	29.4	225.4
Cash and cash equivalents at beginning of year	1,421.9	1,196.5
Cash and cash equivalents at end of year	1,451.3	1,421.9
Supplemental cash flow information:
Income taxes paid	73.8	88.1
Dividend income received	12.6	13.2
Interest and standby fees paid	$ 2.1	$ 2.3